SEMI-ANNUAL REPORT

FEBRUARY 28, 2001

[Hibernia Logo]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Table of Contents

President's Message	1
Management Discussion & Analysis	2
Portfolios of Investments	9
Notes to Portfolios of Investments	30
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	40
Combined Notes to Financial Statements	44
  Shares of Hibernia Funds are not deposits or obligations of Hibernia National Bank or its affiliates, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
  Investment in the shares of Hibernia Funds involves investment risks, including the possible loss of principal amount invested.
  Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

President's Message

Dear Shareholder:

I'm pleased to present to Shareholders the Semi-Annual Report for the Hibernia Funds. This Report covers the activity of the Hibernia Funds over the six-month reporting period from September 1, 2000 through February 28, 2001. It includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and financial statements for each fund.

The 6 month reporting period under review--September 1, 2000 through February 28, 2001--was not a kind one for stock investors as all major stock indices turned in negative results. The Standard & Poor's 500 Index was down 17.84%, the Standard & Poor's Midcap 400 Index was down 7.95% and the Standard & Poor's Smallcap 600 Index was down 3.57%. In this environment, the Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund were unable to avoid negative returns, but did nevertheless turn in respectable results for the period compared to their benchmarks.

These last six months also demonstrated the value of owning fixed income portfolios. After having endured much of the 1990's in the shadow of spectacular equity returns, fixed income returns appear to be one of the few bright spots on the investment landscape. The Hibernia Total Return Bond Fund, Hibernia Louisiana Municipal Income Fund and Hibernia U.S. Government Income Fund, in addition to providing high levels of income, also added a level of stability to an investor's overall return. Over the last six months, these funds delivered both income and positive returns to their shareholders. And, for those investors who also owned Hibernia equity funds, the fixed income funds softened the blow of the stock market decline.

Thank you for keeping your money working in the key financial markets through the professional management and diversification of the Hibernia Funds. We're committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/Edward C. Gonzales

Edward C. Gonzales
President
April 15, 2001

Management Discussion & Analysis

Hibernia Capital Appreciation Fund
Semi-Annual Report / 6-month period from September 1, 2000 through February 28, 2001

Q It was a very difficult six-month reporting period for growth-oriented stocks--particularly in the technology sector--due to concerns over the state of the U.S. economy and corporate earnings. What are your comments?

A Downward earnings revisions continued to cause the broad market, and particularly the technology sector, to be under constant pressure during the reporting period under examination.

Q In this weakened environment, what was the fund's total return for the six-month reporting period ended February 28, 2001?

A The fund's Class A Shares had a total return of (17.05%) for the reporting period ended February 28, 2001 on a net asset value.* The Standard & Poor's 500 Index had a return of (17.84%) for the same period.**

Q Have you made any material adjustments to the fund's sector allocations?

A During the reporting period, we continued to pursue a strategy of being sector neutral by not overweighting or underweighting any sectors.

Q As debate continues over how hard the economy will land, what factors may impact the market for growth stocks through 2001?

A The length and depth of the apparent economic slowdown will be the prime influence on growth stocks for the balance of 2001.

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns, based on net asset value and redemption value, for Class B Shares was (17.35%), and (21.80%), respectively, for the reporting period. Total return, based on offering price, for Class A Shares was (20.77%) for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

**The Standard & Poor's 500 Index: is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments can not be made in an index.

Hibernia Louisiana Municipal Income Fund
Semi-Annual Report / 6-month period from September 1, 2000 through February 28, 2001

Q What is your review of what has been a fairly strong municipal bond market over the first half of the fund's fiscal year?

A Like most other investment grade fixed income securities, municipal bond prices have enjoyed a dramatic rise over the six-month reporting period. The domestic economic slowdown has allowed the Federal Reserve Board (The "Fed") to lower short-term rates while a sputtering equity market has caused investors to rediscover the benefits of fixed income ownership.

Q How did the fund perform on a total return and income basis?

A The fund enjoyed a total return of 5.25%, based on a net asset value basis.* Of this return, 2.49% was price appreciation and 2.76% was income.

Q What is your outlook for municipal securities for the rest of the year?

A We believe that the outlook for municipal bond prices this year is bright. Inflation should remain low, the Fed has been accommodative and the credit quality of municipal issuers should remain stable.

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was 2.05%, for the reporting period. The maximum sales charge is 3.00%. As of February 28, 2001, the fund's 30-day SEC yield was 4.75% based on offering price and 4.89% based on net asset value.

Hibernia Mid Cap Equity Fund
Semi-Annual Report / 6-month period from September 1, 2000 through February 28, 2001

Q After a strong previous year for mid-cap stocks, the first half of the fund's current fiscal year saw weak performance--particularly among technology issues--due to concerns over the state of the economy and corporate earnings. What are your comments?

A Downward earnings revisions due to weakening demand caused the mid-cap stocks to decline during the reporting period under examination. This was particularly true in the technology sector.

Q In this weak environment, how did the fund perform over the six-month period ended February 28, 2001?

A The fund's Class A Shares had a total return of (10.29%) for the reporting period ended February 28, 2001, based on a net asset value basis.* This compared to a (7.95%) return for the Standard & Poor's Midcap 400 Index.**

Q Have you made any material adjustments to the fund's sector allocations?

A We maintain a sector neutral position in the fund's portfolio as part of our ongoing portfolio strategy. During the reporting period no sectors are over or underweighted.

Q As debate continues over the direction of the U.S. economy, what do you see ahead for the mid cap market?

A The mid-cap market should continue to be volatile as the economy sorts itself out during the course of the year.

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns, based on net asset value and redemption value for Class B Shares was (10.63%) and (15.11%), respectively, for the reporting period. Total return based on offering price for Class A Shares was (14.31%) for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

**The Standard & Poor's Midcap 400 Index: is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Investments can not be made in an index.

Hibernia Total Return Bond Fund
Semi-Annual Report / 6-month period from September 1, 2000 through February 28, 2001

Q What are your comments on what has been an improved environment for bond investors?

A Bond investors have enjoyed a near ideal environment for fixed income securities during the last six month reporting period. A sluggish economy, moderate inflation and an accommodative Federal Reserve Board (the "Fed") were the key components behind the bullish psychology. Also boosting the market sentiment was a significant "flight to quality" as the U.S. equity markets faltered.

Q How did the fund perform in terms of its income stream and total return?

A The fund produced a total return during the reporting period of 8.03%, on a net asset value.* Compared to a 7.58% return for the Salomon Brothers Broad Investment-Grade Bond Index.** Of this return, 4.78% was price appreciation and 3.25% was income.

Q Have you made any material adjustments to the fund's mix of government and corporate bonds?

A The strategy of the fund over the past six months has been to extend the average maturity of the fund overall and increase ownership in agency and corporate securities.

Q As debate continues over the direction of the U.S. economy, what is your outlook for bonds through the year 2001?

A The outlook for bond prices looks very positive for the remainder of 2001. Inflation should remain subdued while the Fed orchestrates lower yields through multiple discount rate cuts. Bonds prices should drift modestly higher until the economy begins to pick up momentum.

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. As of February 28, 2001, the 30-day SEC yield was 5.26% at offering price and 5.42% at net asset value. Total return, based on offering price, was 4.76%, for the reporting period. The maximum sales charge is 3.00% for the fund.

**Salomon Brothers Broad Investment-Grade Bond Index: is an unmanaged market value-weighted index composed of over 4,000 individually priced securities with a quality rating of at least BBB. Each issue has a minimum maturity of one year with an outstanding par amount of a least $25 million. Investments cannot be made in an index.

Hibernia U.S. Government Income Fund
Semi-Annual Report / 6-month period from September 1, 2000 through February 28, 2001

Q What are your comments on what has been an improved environment for bond returns during the first half of the fund's fiscal year?

A The bond market has been a good predictor of the current economic slowdown, with bonds rallying and yields falling steadily throughout the reporting period, anticipating a slowdown and a Federal Reserve Board orchestrated decline in short-term rates.

Q On a total return and income basis, how did the fund perform?

A The fund achieved a total return of 7.12% for the six months ended February 28, 2001.* The 30-day SEC yield was 5.48% based on offering price and 5.65% based on net asset value.

Q Do you expect that the favorable bond environment will continue throughout the year 2001?

A We believe that longer-and intermediate-term bond yields are currently at historically low level's and may not decline any more from here even as the economic scenario plays out.

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price was 3.96% for the reporting period. The maximum sales charge is 3.00% for the fund.

Hibernia Cash Reserve Fund
Semi-Annual Report / 6-month period from September 1, 2000 through February 28, 2001

Q What are your comments on the economy, the Federal Reserve Board's (the "Fed") focus on "easing," or cutting, rates and the short-term marketplace during the first half of the fund's fiscal year?

A The economy began showing signs of a slowdown in late 2000 and as a result the Fed began lowering rates in January 2001. The action may be too late to head off a dramatic slowdown or even a recession.

Q As a result, where did the 7-day net yield of the fund stand at the beginning and end of the reporting period ending February 28, 2001?

A The 7-day net yield for Class A Shares at the beginning of the reporting period was 5.43% and 4.65% at the end of the six month reporting period.

Q What was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?

A The funds focused on the commercial paper market with a small weighting in agency securities. The average maturity fluctuated between about 30 and 50 days.

Q What could money market investors expect from interest rates through the year 2001?

A Investors should expect rates to continue to be lower and remain low throughout the year, as the economy continues to cool off.

*An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Past performance is no guarantee of future results. Yield will vary. The 7-day net yield for Class B Shares was 4.68% at the beginning of the reporting period and 3.90% at the end of the reporting period. Yields quoted for Money Market funds most closely reflect the fund's current earnings. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

Hibernia U.S. Treasury Money Market Fund
Semi-Annual Report / 6-month period from September 1, 2000 through February 28, 2001

Q What are your comments on the economy, the Federal Reserve Board's (The "Fed") focus on "easing," or cutting, rates and the short-term marketplace during the first half of the fund's fiscal year?

A The economy began showing signs of a slowdown in late 2000 and as a result the Fed began lowering rates in January 2001. The action may be too late to head off a dramatic slowdown or even a recession.

As a result, where did the 7-day net yield of Hibernia U.S. Treasury Money Market Fund stand at the beginning and end of the reporting period?

A The 7-day net yield at the beginning of the reporting period was 5.70% and 4.78% at the end of the reporting period.*

How have you structured the fund's portfolio in terms of holdings and average maturity?

A The fund was entirely invested in U.S. Treasury backed securities and the average maturity fluctuated between 25 and 40 days.

Where do you see rates headed through the balance of 2001?

A Investors should expect rates to continue to be lower and remain low throughout the year, as the economy continues to cool off.

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

Hibernia Funds
February 28, 2001 (unaudited)

CAPITAL APPRECIATION FUND
Shares		Value
	COMMON STOCKS--95.1%
	Commercial Services--3.5%
61,000	McGraw-Hill Cos., Inc.	$3,596,560
15,000	Omnicom Group, Inc.	1,360,350
264,000	Sysco Corp.	7,196,640

	Total	12,153,550

	Communications--5.0%
185,308	SBC Communications, Inc.	8,839,192
165,670	Verizon Communications, Inc.	8,200,665

	Total	17,039,857

	Consumer Durables--0.8%
97,953	Ford Motor Co.	2,724,073

	Consumer Non-Durables--6.4%
59,820	Anheuser-Busch Cos., Inc.	2,614,134
80,445	Coca-Cola Co.	4,265,998
1,794	Colgate-Palmolive Co.	105,936
40,500	Kimberly-Clark Corp.	2,895,750
58,164	PepsiCo, Inc.	2,680,197
62,500	Philip Morris Cos., Inc.	3,011,250
52,341	Procter & Gamble Co.	3,690,040
27,000	Quaker Oats Co.	2,633,040
4,365	Ralston Purina Group	136,101

	Total	22,032,446

	Consumer Services--4.7%
184,140	(1) AOL Time Warner, Inc.	8,107,684
68,000	(1) Tricon Global Restaurants, Inc.	2,618,000
110,700	(1) Viacom, Inc., Class B	5,501,790

	Total	16,227,474

	Electronic Technology--14.1%
115,100	(1) Applied Materials, Inc.	4,862,975
260,420	(1) Cisco Systems, Inc.	6,168,699
2,014	Compaq Computer Corp.	40,683
28,800	Corning, Inc.	780,480
6,651	(1) Dell Computer Corp.	145,491
163,100	(1) EMC Corp. Mass	6,484,856
98,886	Hewlett-Packard Co.	2,852,861
233,432	Intel Corp.	6,667,401
87,544	International Business Machines Corp.	8,745,646
6,003	(1) McData Corp., Class A	107,304
10,785	Motorola, Inc.	163,608
39,700	Scientific-Atlanta, Inc.	1,861,930
10,000	(1) Sensormatic Electronics Corp.	219,000
6,160	(1) Solectron Corp.	167,860
115,600	(1) Sun Microsystems, Inc.	2,297,550
63,800	Texas Instruments, Inc.	1,885,290
63,700	United Technologies Corp.	4,962,867

	Total	48,414,501

	Energy Minerals--6.2%
109,408	BP Amoco PLC, ADR	5,426,637
3,393	Chevron Corp.	290,644
9,000	Conoco, Inc., Class B	259,200
140,855	Exxon Mobil Corp.	11,416,298
1,500	Kerr-McGee Corp.	96,960
42,607	Royal Dutch Petroleum Co., ADR	2,485,266
4,542	Texaco, Inc.	291,142
42,800	USX - Marathon Group	1,182,136

	Total	21,448,283

	Finance--13.7%
83,550	Ambac Financial Group, Inc.	4,712,220
31,358	AXA, ADR	1,953,603
10,695	American Express Co.	469,297
9,600	American International Group, Inc.	785,280
8,729	Bank of New York Co., Inc.	451,988
254,407	Citigroup, Inc.	12,511,736
8,000	Crescent Real Estate Equities, Inc.	169,920
3,055	Fannie Mae	243,483
40,300	Freddie Mac	2,653,755
3,491	First Union Corp.	113,004
137,400	Lehman Brothers Holdings, Inc.	9,432,510
29,500	MGIC Investment Corp.	1,709,525
30,000	Marsh & McLennan Cos., Inc.	3,210,000
1,810	Merrill Lynch & Co., Inc.	108,419
57,082	Morgan Stanley, Dean Witter & Co.	3,717,751
7,200	Schwab (Charles) Corp.	150,480
3,775	Suntrust Banks, Inc.	248,131
40,300	Washington Mutual, Inc.	2,070,211
46,800	Wells Fargo Co.	2,323,152

	Total	47,034,465

	Health Services--0.7%
22,400	Cardinal Health, Inc.	2,273,600

	Health Technology--12.2%
92,781	Abbott Laboratories	4,545,341
6,564	American Home Products Corp.	405,458
139,256	(1) Amgen, Inc.	10,035,135
10,326	Bristol-Myers Squibb Co.	654,772
47,578	Johnson & Johnson	4,630,767
22,780	Lilly (Eli) & Co.	1,810,099
1,680	Medtronic, Inc.	85,982
44,815	Merck & Co., Inc.	3,594,163
216,157	Pfizer, Inc.	9,727,065
160,607	Schering Plough Corp.	6,464,432

	Total	41,953,214

	Industrial Services--1.9%
51,660	El Paso Corp.	3,631,698
7,638	Enron Corp.	523,203
39,200	Schlumberger Ltd.	2,499,000
1,073	Williams Cos., Inc.	44,744

	Total	6,698,645

	Non-Energy Minerals--1.3%
128,202	Alcoa, Inc.	4,584,504

	Process Industries--6.7%
57,275	Ball Corp.	2,371,185
70,116	Dow Chemical Co.	2,300,506
4,163	Du Pont (E.I.) de Nemours & Co.	181,881
392,700	General Electric Co.	18,260,550

	Total	23,114,122

	Producer Manufacturing--2.7%
23,200	Avery Dennison Corp.	1,229,600
4,000	Dover Corp.	153,440
15,200	Emerson Electric Co.	1,016,880
4,000	Honeywell International, Inc.	186,840
125,166	Tyco International Ltd.	6,840,322

	Total	9,427,082

	Retail Trade--5.7%
1,500	Gap, Inc./The	40,860
6,000	Home Depot, Inc.	255,000
66,550	(1) Safeway, Inc.	3,614,331
47,300	Sears, Roebuck & Co.	1,941,665
195,600	TJX Cos., Inc.	5,981,448
2,316	Target Corp.	90,324
147,100	Wal-Mart Stores, Inc.	7,368,239
3,168	Walgreen Co.	140,406

	Total	19,432,273

	Technology Services--6.0%
228,200	Adobe System, Inc.	6,632,062
29,400	General Motors Corp.	1,567,608
210,311	(1) Microsoft Corp.	12,408,349

	Total	20,608,019

	Transportation--0.2%
13,600	UAL Corp.	517,480

	Utilities--3.3%
113,700	AT&T Corp.	2,615,100
133,500	BellSouth Corp.	5,601,660
5,110	DQE, Inc.	165,819
63,300	DTE Energy Co.	2,298,423
6,202	Duke Energy Corp.	252,731
8,611	NiSource, Inc.	246,533
950	Vodafone Group PLC, ADR	25,945
1,623	(1) WorldCom, Inc.	26,982

	Total	11,233,193

	TOTAL COMMON STOCKS (identified cost $193,069,049)	326,916,781

Principal Amount		Value
	(2) REPURCHASE AGREEMENT--4.9%
$16,725,000	State Street Corp., 5.30%, dated 2/28/2001, due 3/1/2001 (at amortized cost)	16,725,000

	TOTAL INVESTMENTS (identified cost $209,794,049)	$343,641,781

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating (4)	Value
	(3) LONG-TERM MUNICIPALS--97.8%
	Colorado--0.5%
$380,000	Colorado Health Facilities Authority, Revenue Bonds, 7.125% (Rose Medical Center Project), 9/1/2008	AAA	$419,235

	Louisiana--96.6%
1,000,000	Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	982,250
500,000	Bossier City, LA, Refunding Revenue Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	512,160
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (FSA INS), 11/1/2019	AAA	1,024,870
1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,539,180
930,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds, (Series ST-A), 4.80% (FGIC INS)/(Original Issue Yield: 5.15%), 2/1/2011	AAA	948,814
500,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds, (Series ST), 5.20% (FSA INS)/(Original Issue Yield: 5.65%), 2/1/2017	AAA	505,510
1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds, (Series ST), 5.90% (FGIC INS), 2/1/2017	AAA	1,312,750
195,000	East Baton Rouge, LA, Mortgage Finance Authority, Refunding Revenue Bonds, 4.80% (GNMA COL), 10/1/2004	AAA	201,258
340,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds, (Series B), 5.40% (FNMA COL), 10/1/2025	AAA	340,857
320,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Revenue Refunding Bonds, (Series C), 7.00%, 4/1/2032	AAA	329,750
1,000,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds, (Series C), 5.50% (MBIA INS)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	1,023,950
1,200,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds, (Series C), 5.60% (MBIA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	1,229,304
1,450,000	Greater New Orleans Expressway Commission, LA, Refunding Revenue Bonds, 6.00% (Louisiana Expressway)/(MBIA INS)/(Original Issue Yield: 6.55%), 11/1/2016	AAA	1,504,955
1,300,000	Harahan, LA, Refunding Revenue Bonds, 6.10%, 6/1/2024	AA	1,387,659
2,000,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, (Series A), 6.15% (FNMA and GNMA COL), 6/1/2028	AAA	2,154,980
500,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, 5.85% (FNMA and GNMA COL), 12/1/2028	AAA	512,685
1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	1,030,250
1,000,000	Jefferson Parish, LA, School Board, GO UT Bonds, (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	663,270
120,000	Jefferson, LA, Housing Development Corp., Multifamily Refunding Revenue Bonds, (Series A), 7.375% (Concordia Project)/(FNMA COL) /(Original Issue Yield: 7.544%), 8/1/2005	AAA	123,881
1,000,000	Lafayette Parish, LA, School Board, Revenue Bonds, 4.60% (FGIC INS), 4/1/2018	AAA	935,680
500,000	Lafayette Parish, LA, School Board, Revenue Bonds, 4.60% (FGIC INS)/(Original Issue Yield: 5.05%), 4/1/2017	AAA	472,915
1,500,000	Lafayette, LA, Public Improvement Sales Tax, (Series A), 5.625% (FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025	AAA	1,565,265
400,000	Lafayette, LA, Public Power Authority, Refunding Revenue Bonds, 5.50% (AMBAC INS), 11/1/2011	AAA	410,568
1,650,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, (Series A), 6.10% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2018	AAA	1,691,893
350,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 5.85% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2008	AAA	364,220
1,000,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 6.20% (Woodward Wright Apartments Project)/(GNMA COL), 6/20/2028	AAA	1,025,320
1,000,000	Louisiana HFA, Revenue Bond, 7.10% (Villa Maria Retirement Center)/(GNMA COL), 1/20/2035	AAA	1,045,580
350,000	Louisiana HFA, SFM Revenue Bonds, (Series A-2), 6.55% (FNMA, GNMA and FHLMC COL), 12/1/2026	AAA	361,536
1,500,000	Louisiana Local Government Environmental Facilities, Revenue Bonds, 5.25% (AMBAC INS), 12/1/2018	AAA	1,544,565
2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds, (Series A), 7.50% (FHLMC COL), 6/1/2021	AAA	2,149,827
800,000	Louisiana PFA, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.30%), 2/1/2028	AAA	771,312
1,000,000	Louisiana PFA, Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017	AAA	996,080
1,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.25% (Xavier University of LA Project)/(MBIA INS), 9/1/2027	AAA	1,000,810
750,000	Louisiana PFA, Revenue Bonds, 6.00% (General Health, Inc.)/(MBIA INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	791,010
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	495,105
1,890,000	Louisiana PFA, Refunding Revenue Bonds, (Series A), 6.75% (Bethany Home Project)/(FHA INS), 8/1/2025	AAA	2,000,263
350,000	Louisiana PFA, Refunding Revenue Bonds, (Series B), 6.50% (Alton Ochsner Medical Foundation)/(MBIA INS)/(Original Issue Yield: 6.743%), 5/15/2022	AAA	366,723
1,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	AAA	1,043,560
830,000	Louisiana PFA, Refunding Revenue Bonds, 6.20% (Student Loans GTD), 3/1/2001	AAA	830,166
385,000	Louisiana PFA, Student Loan Refunding Revenue Bonds, (Series A-2), 6.75% (Student Loans GTD), 9/1/2006	AAA	403,715
175,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds, (Series A), 6.80% (FSA INS), 1/1/2006	AAA	181,393
175,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds, (Series A), 6.85% (FSA INS), 1/1/2009	AAA	181,081
215,000	Louisiana PFA Hospital Revenue, Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	219,674
1,000,000	Louisiana PFA Hospital, Revenue Bonds, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA INS)/(Original Issue Yield: 5.00%), 7/1/2019	AAA	981,570
2,500,000	Louisiana Stadium and Expo District, (Series B), Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.09%), 7/1/2026	AAA	2,408,375
2,445,000	Louisiana Stadium and Expo District, (Series B), Refunding Revenue Bonds, 4.75% (FGIC INS)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	2,284,999
500,000	Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium Refunding Revenue Bonds, (Series A), 6.00% (FGIC INS), 7/1/2016	AAA	544,905
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,660,425
2,500,000	Louisiana State Office Facilities, Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.20%), 5/1/2021	AAA	2,442,375
500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	508,205
5,000,000	Louisiana State University and Agricultural and Mechanical College, Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 7/1/2026	AAA	5,091,700
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Refunding Revenue Bonds, 5.00% (University of New Orleans Project)/(AMBAC INS), 10/1/2030	AAA	1,200,537
1,000,000	Louisiana State, GO UT Bonds, (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	988,040
900,000	Louisiana State, GO UT Bonds, 5.125% (FGIC INS)/(Original Issue Yield: 5.30%), 4/15/2009	AAA	953,928
525,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.50% (FNMA COL), 2/1/2010	AAA	527,362
1,020,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.70% (FNMA COL), 8/1/2021	AAA	1,024,192
2,000,000	New Orleans, LA, Audubon Park, GO LT Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.25%), 10/1/2013	AAA	2,138,940
250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	259,117
1,250,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds, (Series A), 6.65% (FNMA and GNMA COL), 9/1/2008	AAA	1,299,750
55,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds, 5.35% (FNMA and GNMA COL), 12/1/2020	AAA	56,502
1,000,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury COL)/(Original Issue Yield: 6.517%), 1/15/2011	AAA	1,145,510
115,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Refunding Revenue Bonds, 7.375% (FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	119,014
610,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	628,343
1,900,000	New Orleans, LA, GO UT Refunding Bonds, 6.20% (AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	2,016,774
4,750,000	New Orleans, LA, GO UT Capital Appreciation Bonds (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	2,592,502
980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,058,939
6,000	New Orleans, LA, GO UT Refunding Bonds, 7.30% (AMBAC INS)/(Original Issue Yield: 7.35%), 12/1/2001	AAA	6,176
2,000,000	New Orleans, LA, Refunding Revenue Bonds, (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.10%), 12/1/2012	AAA	2,062,980
500,000	Orleans Parish, LA, Parishwide School District, GO UT Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 9/1/2021	AAA	494,310
1,000,000	Orleans, LA, Levee District, Refunding Revenue Bonds, (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	1,081,410
790,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	834,603
780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.81%), 3/1/2021	AAA	822,877
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 3/1/2024	AAA	1,073,050
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	2,657,150
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	996,180
750,000	Shreveport, LA, Revenue Bonds, (Series A), 5.375% (FSA INS), 1/1/2028	AAA	750,203
500,000	Shreveport, LA, Revenue Bonds, (Series B), 5.375% (FSA INS), 1/1/2024	AAA	499,310
750,000	Shreveport, LA, Water & Sewer, Revenue Bonds, (Series A), 5.95% (FGIC INS), 12/1/2014	AAA	791,805
535,000	St. Charles Parish School Board, School Improvement Revenue Bonds, 4.75% (AMBAC INS), 2/1/2018	AAA	509,545
1,485,000	St. Charles Parish, LA, Consolidated Waterworks and Wastewater District No. 1, Utility Refunding Revenue Bonds, 7.15% (MBIA INS), 7/1/2016	AAA	1,530,961
500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power & Light Co.)/(FSA INS)/(Original Issue Yield: 5.986%), 12/1/2023	AAA	514,945
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/(Original Issue Yield: 7.04%), 12/1/2022	AAA	1,067,570
1,000,000	St. James Parish, LA, GO UT Bonds, 5.50% (AMBAC INS), 3/1/2012	AAA	1,026,850
400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Refunding Revenue Bonds, 6.125% (Connie Lee LOC)/(Original Issue Yield: 6.315%), 10/1/2011	AAA	429,724
1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25% (Connie Lee LOC)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	1,092,060
500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT Bonds, 5.375% (FSA INS), 3/1/2013	AAA	515,915
625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50% (University of Southwestern, LA Cajundome)/(MBIA INS)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	646,656
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA)/(MBIA INS), 9/1/2026	AAA	518,965
1,000,000	University of Louisiana, Revenue Bonds, 5.10% (AMBAC INS)/(Original Issue Yield: 5.20%), 4/1/2024	AAA	984,350

	Total		91,016,193

	Puerto Rico--0.7%
600,000	Puerto Rico Municipal Finance Agency, Revenue Bonds, (Series A), 6.00% (FSA INS)/(Original Issue Yield: 6.30%), 7/1/2014	AAA	657,192

	TOTAL LONG-TERM MUNICIPALS (identified cost $87,875,797)		92,092,620

Shares			Value
	MUTUAL FUND--1.1%
1,061,382	Tax-Free Obligations Fund, Institutional Shares (at net asset value)		1,061,382

	TOTAL INVESTMENTS (identified cost $88,937,179)		$93,154,002

MID CAP EQUITY FUND

Shares		Value
	COMMON STOCKS--89.5%
	Commercial Services--3.5%
6,800	(1) Concord EFS, Inc.	$314,500
1,000	McGraw-Hill Cos., Inc.	58,960
7,200	(1) Robert Half International, Inc.	173,232
3,125	SEI Investments, Co.	267,041
6,000	(1) SunGuard Data Systems, Inc.	334,200

	Total	1,147,933

	Communications--0.6%
3,634	Verizon Communications, Inc.	179,883

	Consumer Durables--2.9%
3,800	Centex Corp.	156,408
4,800	(1) Electronic Arts, Inc.	240,000
9,500	Harley Davidson, Inc.	411,825
4,000	Lennar Corp.	142,000

	Total	950,233

	Consumer Non-Durables--4.8%
6,460	Church and Dwight, Inc.	141,216
4,300	Coors Adolph Co., Class B	287,885
11,480	Hormel Foods Corp.	246,820
4,360	IBP, Inc.	115,758
7,070	(1) Jones Apparel Group, Inc.	271,488
5,400	McCormick & Co., Inc.	212,220
5,500	R.J. Reynolds Tobacco Holdings, Inc.	310,750

	Total	1,586,137

	Consumer Services--2.9%
2,250	Dow Jones & Co.	138,600
2,700	(1) Papa Johns International, Inc.	64,463
7,400	(1) Pixar, Inc.	240,500
4,100	Readers Digest Association, Inc., Class A	131,569
21,560	Ruby Tuesday, Inc.	366,520

	Total	941,652

	Distribution Services--0.3%
2,000	(1) AmeriSource Health Corp., Class A	107,440

	Electronic Technology--7.9%
10,800	(1) Altera Corp.	249,750
6,720	(1) Analog Devices, Inc.	250,656
2,850	(1) Integrated Device Technology, Inc.	82,472
11,400	(1) Jabil Circuit, Inc.	256,272
2,100	(1) L-3 Communications Holdings, Inc.	172,158
7,000	Linear Technology Corp.	277,375
5,400	(1) Mentor Graphics Corp.	132,300
2,000	(1) Powerwave Technologies, Inc.	31,281
9,600	(1) Sanmina Corp.	286,200
2,000	(1) TranSwitch Corp.	40,125
11,550	(1) Vishay Intertechnology, Inc.	207,207
5,400	(1) Vitesse Semiconductor Corp.	212,963
6,000	(1) Waters Corp.	395,160

	Total	2,593,919

	Energy Minerals--2.9%
2,300	Ashland, Inc.	89,263
4,400	Enron Corp.	301,400
2,500	Kerr-McGee Corp.	161,600
5,600	Noble Affiliates, Inc.	248,360
1,800	Tosco Corp.	72,090
2,350	Valero Energy Corp.	86,128

	Total	958,841

	Finance--13.3%
3,100	AFLAC, Inc.	186,496
1,905	Ambac Financial Group, Inc.	107,442
2,100	Allmerica Financial Corp.	111,615
4,735	American International Group, Inc.	387,323
12,663	AmSouth Bancorporation	220,589
3,200	Astoria Financial Corp.	175,000
3,937	Bear Stearns Cos., Inc.	205,433
6,400	City National Corp.	231,872
14,700	Dime Bancorp, Inc.	439,530
8,200	First Tennessee National Corp.	254,200
4,700	(1) FIserv, Inc.	232,650
5,800	Lehman Brothers Holdings, Inc.	398,170
6,500	Mercantile Bankshares Corp.	251,469
3,200	Mony Group, Inc.	118,400
17,800	North Fork Bancorp, Inc.	445,000
8,797	Old Kent Financial Corp.	349,593
6,800	TCF Financial Corp.	250,920

	Total	4,365,702

	Health Services--5.0%
3,486	Cardinal Health, Inc.	353,829
4,400	(1) Express Scripts, Inc., Class A	394,625
5,150	(1) Trigon Healthcare, Inc.	309,979
6,500	(1) Universal Health Services, Inc., Class B	583,375

	Total	1,641,808

	Health Technology--7.1%
7,770	Allergan, Inc.	675,602
2,500	(1) Elan Corp. PLC, ADR	137,400
6,000	(1) Forest Labratories, Inc., Class A	417,180
3,700	(1) Genzyme Corp.	325,369
3,000	Hillenbrand Industries, Inc.	152,100
6,300	(1) IDEC Pharmaceuticals Corp.	355,162
6,500	Ivax Corp.	243,750

	Total	2,306,563

	Industrial Services--8.2%
5,700	(1) BJ Services Co.	433,200
8,600	Dynegy, Inc.	404,200
7,000	ENSCO International, Inc.	266,770
8,118	El Paso Corp.	570,695
5,000	Granite Construction, Inc.	165,500
7,800	Helmerich & Payne, Inc.	404,742
4,800	(1) Nabors Industries, Inc.	272,160
3,720	Transocean Sedco Forex, Inc.	179,044

	Total	2,696,311

	Miscellaneous--4.8%
17,200	S&P Mid-Cap 400 Depositary Receipts	1,560,900

	Non-Energy Minerals--0.7%
1,600	Cleveland Cliffs, Inc.	28,720
774	Georgia-Pacific Corp.	23,228
1,250	U.S.G. Corp.	23,800
3,480	Vulcan Materials Co.	147,308

	Total	223,056

	Process Industries--2.1%
3,300	Air Products & Chemicals, Inc.	133,814
6,490	Albemarle Corp.	154,786
3,300	Ball Corp.	136,620
4,995	Cabot Corp.	171,279
1,400	(1) Cabot Microelectronics Corp.	84,787

	Total	681,286

	Producer Manufacturing--4.3%
4,400	(1) American Standard Cos.	249,172
3,450	Cummins Engine Co., Inc.	127,477
4,600	Danaher Corp.	291,824
6,000	(1) Energizer Holdings, Inc.	149,400
2,100	Ingersoll-Rand Co.	91,035
3,500	Johnson Controls, Inc.	232,680
3,360	Trinity Industries, Inc.	73,886
2,455	United Technologies Corp.	191,269

	Total	1,406,743

	Retail Trade--3.3%
2,700	(1) American Eagle Outfitters, Inc.	93,994
7,960	(1) Bed Bath & Beyond, Inc.	196,015
9,000	Ross Stores, Inc.	189,000
1,000	(1) Safeway, Inc.	54,310
3,000	Talbots, Inc.	152,460
12,920	Tiffany & Co.	401,941

	Total	1,087,720

	Technology Services--7.3%
13,600	Adobe System, Inc.	395,250
7,400	(1) DST Systems, Inc.	451,400
3,000	(1) Intuit, Inc.	123,375
2,500	(1) Macromedia, Inc.	73,281
9,000	Paychex, Inc.	359,438
20,700	(1) Rational Software Corp.	723,206
5,700	(1) Symantec Corp.	259,706

	Total	2,385,656

	Transportation--0.7%
2,800	CNF Transportation, Inc.	96,712
1,130	UAL Corp.	42,997
2,300	USFreightways Corp.	73,313

	Total	213,022

	Utilities--6.9%
16,000	(1) Calpine Corp.	711,840
7,160	Conectiv, Inc.	159,668
3,350	DQE, Inc.	108,707
15,700	Energy East Corp.	295,160
10,710	Montana Power Co.	193,315
3,655	NSTAR	148,576
7,050	NiSource, Inc.	201,841
15,970	Questar Corp.	437,578

	Total	2,256,685

	TOTAL COMMON STOCKS (identified cost $24,406,422)	29,291,490

Principal Amount		Value
	(2) REPURCHASE AGREEMENT --10.4%
$3,400,000	State Street Corp., 5.30%, dated 2/28/2001, due 3/1/2001 (at amortized cost)	3,400,000

	TOTAL INVESTMENTS (identified cost $27,806,422)	$32,691,490

TOTAL RETURN BOND FUND

Principal Amount		Value
	CORPORATE BONDS--36.1%
	Banking--2.1%
$1,500,000	Swiss Bank Corp. New York, Sub. Note, 7.25%, 9/1/2006	$1,590,315

	Consumer Durables--2.7%
2,000,000	Ford Motor Co., Note, 7.25%, 10/1/2008	2,042,680

	Consumer Non-Durables--2.0%
1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,503,735

	Electronic Technology--0.6%
500,000	International Business Machines Corp., Sr. Note, 5.25%, 12/1/2003	496,900

	Energy Minerals--2.0%
1,500,000	Enron Corp., Note, 6.40%, 7/15/2006	1,504,350

	Finance--10.5%
2,000,000	AFLAC, Inc., 6.50%, 4/15/2009	1,989,460
1,250,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	1,296,150
1,000,000	Bank of America Corp., Sub. Note, 7.50%, 10/15/2002	1,033,290
2,000,000	Conseco, Inc., 9.00%, 10/15/2006	1,670,000
1,000,000	General Electric Capital Corp., Medium Term Note, Series A, 6.15%, 11/5/2001	1,008,540
1,000,000	Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008	985,360

	Total	7,982,800

	Finance--Insurance--2.6%
2,000,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	2,012,900

	Process Industries--2.6%
1,000,000	Du Pont (E.I.) de Nemours & Co., Note, 6.50%, 9/1/2002	1,018,000
1,000,000	Lubrizol Corp., 5.875%, 12/1/2008	954,620

	Total	1,972,620

	Retail Trade--6.9%
3,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	3,205,140
2,000,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.55%, 8/10/2004	2,076,720

	Total	5,281,860

	Technology Services--1.3%
1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	959,300

	Utilities--2.8%
2,000,000	K N Energy, Inc., Deb., 9.625%, 8/1/2021	2,114,560

	TOTAL CORPORATE BONDS (identified cost $27,278,602)	27,462,020

	GOVERNMENT AGENCIES--30.6%
	Federal Home Loan Bank--0.8%
550,000	7.01%, 6/14/2006	591,393

	Federal Home Loan Mortgage Corporation--2.8%
2,000,000	Unsecd. Bond, 6.75%, 9/15/2029	2,156,600

	Federal National Mortgage Association--9.2%
1,500,000	Unsecd. Note, 6.00%, 12/15/2005	1,546,410
1,000,000	Unsecd. Note, 6.50%, 8/15/2004	1,043,420
2,000,000	Unsecd. Note, 7.125%, 3/15/2007	2,174,240
2,000,000	Unsecd. Note, 7.125%, 6/15/2010	2,205,940

	Total	6,970,010

	(5) Federal National Mortgage Association--0.0%
783	Pool 001804, 11.00%, 4/1/2011	826
3,892	Pool 076204, 11.00%, 6/1/2019	4,241
6,611	Pool 085131, 11.00%, 5/1/2017	7,204

	Total	12,271

	(5) Government National Mortgage Association 15-Year--0.6%
469,376	Pool 420153, 7.00%, 9/15/2010	484,044

	(5) Government National Mortgage Association 30-Year--14.1%
21,104	Pool 147875, 10.00%, 3/15/2016	22,894
80,016	Pool 168511, 8.00%, 7/15/2016	83,266
56,983	Pool 174673, 8.00%, 8/15/2016	59,574
25,765	Pool 177145, 8.00%, 1/15/2017	26,812
4,261	Pool 188080, 8.00%, 9/15/2018	4,426
35,050	Pool 212047, 8.00%, 5/15/2017	36,474
50,587	Pool 212660, 8.00%, 4/15/2017	52,927
60,859	Pool 216950, 8.00%, 6/15/2017	63,331
60,531	Pool 217533, 8.00%, 5/15/2017	63,331
20,672	Pool 225725, 10.00%, 9/15/2020	21,751
51,767	Pool 227430, 9.00%, 8/15/2019	54,704
22,786	Pool 253449, 10.00%, 10/15/2018	23,969
27,526	Pool 279619, 10.00%, 9/15/2019	28,954
24,626	Pool 279629, 9.00%, 10/15/2019	26,023
35,148	Pool 283261, 9.00%, 11/15/2019	37,202
75,483	Pool 287853, 9.00%, 4/15/2020	79,635
7,302	Pool 288570, 10.00%, 8/15/2020	7,683
13,513	Pool 288967, 9.00%, 4/15/2020	14,302
50,770	Pool 288994, 9.00%, 5/15/2020	53,563
21,177	Pool 289082, 9.00%, 4/15/2020	22,414
30,434	Pool 291100, 9.00%, 5/15/2020	32,161
14,019	Pool 292364, 10.00%, 9/15/2020	14,746
14,475	Pool 296315, 10.00%, 9/15/2020	15,230
255,405	Pool 302101, 7.00%, 6/15/2024	260,273
275,894	Pool 345031, 7.00%, 10/15/2023	281,326
290,223	Pool 345090, 7.00%, 11/15/2023	295,937
142,024	Pool 360772, 7.00%, 2/15/2024	145,042
270,397	Pool 382074, 7.00%, 9/15/2025	275,550
87,082	Pool 404653, 7.00%, 9/15/2025	88,742
295,399	Pool 408884, 7.00%, 9/15/2025	300,477
424,292	Pool 410108, 7.00%, 9/15/2025	432,379
248,438	Pool 410786, 7.00%, 9/15/2025	253,173
498,995	Pool 415427, 7.50%, 8/15/2025	513,495
317,121	Pool 415865, 7.00%, 9/15/2025	322,572
880,902	Pool 418781, 7.00%, 9/15/2025	897,692
794,917	Pool 420157, 7.00%, 10/15/2025	810,068
1,497,609	Pool 532641, 7.00%, 12/15/2030	1,519,609
3,418,104	Pool 780717, 7.00%, 2/15/2028	3,484,347

	Total	10,726,054

	(5) Government National Mortgage Association 40-Year--3.1%
2,322,931	Pool 453534, 7.50%, 10/15/2038	2,374,806

	TOTAL GOVERNMENT AGENCIES (identified cost $22,361,384)	23,315,178

	(3) LONG-TERM MUNICIPALS--5.2%
1,175,000	Liberal, KS, GO UT Bonds (Series 2), 6.50% (FSA INS), 12/1/2010	1,213,082
2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10% (AMBAC INS), 10/1/2027	2,043,600
360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.00% (MBIA INS), 12/1/2006	365,026
350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.05% (MBIA INS), 12/1/2007	354,602

	TOTAL LONG-TERM MUNICIPALS (identified cost $3,870,180)	3,976,310

	TREASURY SECURITIES--25.2%
	U.S. Treasury Bonds--24.5%
5,000,000	United States Treasury Bond, 6.00%, 2/15/2026	5,314,700
2,750,000	United States Treasury Bond, 6.125%, 11/15/2027	2,978,965
7,000,000	United States Treasury Bond, 7.50%, 5/15/2002	7,238,560
1,000,000	United States Treasury Bond, 7.50%, 11/15/2016	1,219,780
1,300,000	United States Treasury Bond, 12.50%, 8/15/2014	1,955,681

	Total	18,707,686

	U.S. Treasury Note--0.7%
500,000	United States Treasury Note, 6.625%, 4/30/2002	511,450

	TOTAL TREASURY SECURITIES (identified cost $19,140,727)	19,219,136

	(2) REPURCHASE AGREEMENT--1.5%
1,122,000	State Street Corp., 5.30%, dated 2/28/2001, due 3/1/2001 (at amortized cost)	1,122,000

	TOTAL INVESTMENTS (identified cost $73,772,893)	$75,094,644

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value
	LONG-TERM OBLIGATIONS--94.3%
	Asset-Backed Securities--1.5%
$1,250,000	American Express Credit Account Master Trust 1996-1, Class A, 6.800%, 12/15/2003	$1,254,188

	Corporate Bonds--6.4%
1,200,000	Bear Stearns Cos., Inc., 6.150%, 3/2/2004	1,204,080
1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,652,850
1,500,000	General Motors Acceptance Corp., 5.910%, 3/11/2002	1,506,885
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	972,930

	Total	5,336,745

	Federal Home Loan Bank--9.9%
2,000,000	5.980%, 6/18/2008	2,040,620
3,000,000	6.050%, 1/27/2006	3,005,040
2,000,000	6.300%, 2/3/2009	2,001,520
850,000	7.010%, 6/14/2006	913,971
205,000	7.555%, 2/27/2002	210,400

	Total	8,171,551

	Federal Home Loan Mortgage Corporation--5.4%
1,500,000	5.825%, 2/9/2006	1,530,285
1,000,000	6.148%, 9/23/2008	999,020
2,000,000	6.750%, 12/30/2013	1,982,374

	Total	4,511,679

	(5) Federal Home Loan Mortgage Corporation REMIC--6.7%
3,074,000	7.000%, 11/15/2005	3,182,727
391,375	7.500%, 2/15/2003	394,326
1,000,000	7.500%, 9/15/2021	1,052,660
800,000	7.500%, 1/15/2029	839,376
44,395	9.500%, 1/15/2005	45,738

	Total	5,514,827

	(5) Federal Home Loan Mortgage Corporation 15-Year--0.1%
7,716	9.000%, 8/1/2001	7,765
40,907	9.250%, 6/1/2002	41,167
3,624	9.500%, 10/1/2001	3,641
6,303	9.500%, 12/1/2001	6,371
19,570	9.500%, 10/1/2004	19,751

	Total	78,695

	(5) Federal Home Loan Mortgage Corporation 30-Year--0.6%
230,288	8.750%, 2/1/2017	242,703
22,603	9.000%, 6/1/2016	23,620
610	9.000%, 9/1/2016	641
3,217	9.000%, 10/1/2016	3,362
30,045	9.000%, 1/1/2017	31,594
4,337	9.000%, 5/1/2018	4,560
12,706	9.500%, 10/1/2019	13,321
41,399	10.000%, 5/1/2014	43,973
87,753	10.000%, 6/1/2018	93,210
6,386	10.000%, 8/1/2019	6,783
10,403	10.000%, 6/1/2020	11,051

	Total	474,818

	Federal National Mortgage Association--11.3%
1,500,000	5.460%, 11/3/2003	1,500,540
1,000,000	5.750%, 6/15/2005	1,017,460
1,000,000	6.000%, 5/15/2008	1,026,330
1,000,000	6.350%, 8/25/2005	1,000,630
465,000	6.460%, 6/29/2012	482,014
1,000,000	6.560%, 11/26/2007	1,018,520
500,000	6.710%, 7/24/2001	503,545
1,750,000	7.150%, 1/29/2007	1,779,540
1,000,000	7.280%, 5/23/2007	1,024,740

	Total	9,353,319

	(5) Federal National Mortgage Association REMIC--0.4%
325,616	6.500%, 5/25/2023	331,418
31,941	9.400%, 7/25/2003	32,727

	Total	364,145

	(5) Federal National Mortgage Association 15-Year--0.6%
468,031	7.000%, 8/1/2012	478,271

	(5) Federal National Mortgage Association 30-Year--3.5%
926,484	6.500%, 1/1/2007	929,958
1,850,361	6.500%, 1/1/2008	1,857,300
52,614	8.500%, 2/1/2011	55,271
53,237	9.500%, 8/1/2020	55,982

	Total	2,898,511

	(5) Government National Mortgage Association 15-Year--0.3%
53,221	7.000%, 11/15/2009	54,884
172,592	7.000%, 9/15/2010	177,770

	Total	232,654

	(5) Government National Mortgage Association 30-Year--19.2%
338,488	7.500%, 10/15/2022	348,538
665,132	7.500%, 3/15/2026	683,217
1,340,793	7.500%, 9/15/2026	1,377,249
1,365,923	7.500%, 11/20/2029	1,393,665
1,831,503	7.500%, 12/20/2029	1,868,701
1,481,878	7.500%, 12/20/2030	1,511,975
732,264	8.000%, 1/15/2022	760,639
746,278	8.000%, 4/15/2022	775,197
694,357	8.000%, 8/15/2022	721,263
260,086	8.000%, 11/15/2022	270,000
1,340,294	8.000%, 10/15/2029	1,382,178
1,261,638	8.000%, 1/20/2030	1,295,551
1,288,751	8.000%, 2/20/2030	1,323,392
1,765,891	8.000%, 3/20/2030	1,813,359
128,027	8.500%, 2/20/2025	132,508
130,649	9.000%, 2/15/2020	138,488
76,217	9.500%, 6/15/2020	80,576
73,147	9.500%, 7/15/2020	77,233

	Total	15,953,729

	U.S. Treasury Bonds--17.4%
1,500,000	United States Treasury Bond, 6.000%, 2/15/2026	1,594,410
3,000,000	United States Treasury Bond, 6.250%, 8/15/2023	3,277,050
1,000,000	United States Treasury Bond, 6.250%, 5/15/2030	1,116,020
1,500,000	United States Treasury Bond, 7.250%, 5/15/2016	1,787,205
1,000,000	United States Treasury Bond, 7.250%, 8/15/2022	1,216,120
1,450,000	United States Treasury Bond, 7.875%, 11/15/2007	1,522,703
500,000	United States Treasury Bond, 7.875%, 2/15/2021	642,521
300,000	United States Treasury Bond, 8.500%, 2/15/2020	406,071
500,000	United States Treasury Bond, 8.750%, 5/15/2020	692,610
900,000	United States Treasury Bond, 10.375%, 11/15/2009	1,066,275
1,000,000	United States Treasury Bond, 10.750%, 2/15/2003	1,115,690

	Total	14,436,675

	U.S. Treasury Notes--11.0%
500,000	United States Treasury Note, 5.625%, 2/15/2006	519,620
1,000,000	United States Treasury Note, 6.125%, 8/15/2007	1,068,580
1,000,000	United States Treasury Note, 6.250%, 8/31/2002	1,024,540
1,500,000	United States Treasury Note, 6.250%, 2/15/2007	1,609,185
300,000	United States Treasury Note, 6.500%, 5/31/2002	307,023
2,000,000	United States Treasury Note, 6.500%, 5/15/2005	2,137,180
250,000	United States Treasury Note, 6.500%, 10/15/2006	270,478
1,000,000	United States Treasury Note, 6.500%, 2/15/2010	1,104,590
1,000,000	United States Treasury Note, 7.000%, 7/15/2006	1,102,850

	Total	9,144,046

	TOTAL LONG-TERM OBLIGATIONS (identified cost $76,306,824)	78,203,853

	(2) Repurchase Agreement--5.2%
4,307,000	State Street Corp., 5.300%, dated 2/28/2001, due 3/1/2001 (at amortized cost)	4,307,000

	TOTAL INVESTMENTS (identified cost $80,613,824)	$82,510,853

CASH RESERVE FUND

Principal Amount		Value
	(6) COMMERCIAL PAPER--67.5%
	Consumer Non-Durables--5.5%
$1,305,000	Anheuser-Busch Cos., Inc., 5.300%, 4/5/2001	$1,298,276
8,000,000	Coca-Cola Co., 5.380%, 4/5/2001	7,958,155
3,500,000	Heinz (H.J.) Co., 5.350%, 3/26/2001	3,486,996

	Total	12,743,427

	Electronic Technology--0.6%
1,500,000	Hewlett-Packard Co., 5.340%, 4/24/2001	1,487,985

	Finance--41.0%
8,000,000	American General Finance Corp., 5.600%, 3/22/2001	7,973,867
8,200,000	CIESCO L.P., 5.670%, 3/7/2001	8,192,251
8,000,000	Citicorp, 5.460%, 3/13/2001	7,985,440
8,000,000	Deutsche Bank Financial, Inc., (GTD by Deutsche Bank AG), 5.450%, 4/5/2001	7,957,611
8,000,000	EDS Financial PLC, 5.150%, 4/5/2001	7,959,944
8,000,000	Falcon Asset Securitization Corp., 5.470% - 5.630%, 3/6/2001 - 3/12/2001	7,988,408
8,000,000	Ford Motor Credit Co., 5.330% - 5.350%, 4/5/2001	7,958,525
8,000,000	General Motors Acceptance Corp., 5.330%, 4/18/2001	7,943,147
8,000,000	Prudential Funding Corp., 5.490%, 4/10/2001	7,951,200
8,000,000	Toyota Motor Credit Corp., 5.540%, 3/9/2001	7,990,151
8,290,000	USAA Capital Corp., 5.200% - 5.510%, 3/8/2001 - 3/23/2001	8,271,893
8,000,000	Wells Fargo & Co., 5.400%, 4/5/2001	7,958,000

	Total	96,130,437

	Finance--Commercial--10.2%
8,000,000	CIT Group, Inc., 5.480%, 4/9/2001	7,952,507
8,000,000	Deere (John) Capital Corp., 5.420%, 4/11/2001	7,950,618
8,000,000	General Electric Capital Corp., 5.650%, 3/22/2001	7,973,633

	Total	23,876,758

	Finance--Retail--3.4%
8,000,000	Beta Finance, Inc., 5.420%, 4/24/2001	7,934,960

	Process Industries--3.4%
8,000,000	Du Pont (E.I.) de Nemours & Co., 5.340%, 3/6/2001	7,994,067

	Utilities--3.4%
8,000,000	South Carolina Electric and Gas Co., 5.500%, 3/2/2001	7,998,778

	TOTAL COMMERCIAL PAPER	158,166,412

	(7) GOVERNMENT AGENCIES--14.6%
	Finance--14.6%
6,645,000	Federal Home Loan Bank System, 5.375%, 3/2/2001	6,644,964
6,000,000	Federal Home Loan Bank System, 5.430%, 1/17/2002	6,000,000
100,000	Federal Home Loan Bank System, 5.715%, 5/29/2001	100,044
1,000,000	Federal Home Loan Bank System, 5.830%, 5/22/2001	997,858
100,000	Federal Home Loan Bank System, 5.875%, 8/15/2001	99,913
5,000,000	Federal Home Loan Bank System, 6.930%, 6/14/2001	5,000,000
100,000	Federal Home Loan Bank System, 7.190%, 4/27/2001	100,264
1,000,000	Federal Home Loan Bank System, 8.220%, 8/9/2001	1,012,348
1,985,000	Federal Home Loan Mortgage Corp., 5.375%, 3/1/2001	1,985,000
1,370,000	Federal Home Loan Mortgage Corp., 5.750%, 6/15/2001	1,370,713
100,000	Federal Home Loan Mortgage Corp., 6.745%, 8/1/2001	100,073
500,000	Federal National Mortgage Association, 5.420%, 3/16/2001	499,907
291,000	Federal National Mortgage Association, 5.625%, 3/15/2001	291,003
250,000	Federal National Mortgage Association, 6.160%, 3/29/2001	250,191
645,000	Federal National Mortgage Association, 6.400%, 5/2/2001	646,190
400,000	Federal National Mortgage Association, 6.520%, 3/16/2001	400,132
4,688,000	Federal National Mortgage Association, 6.625%, 4/18/2001	4,687,929
4,000,000	Federal National Mortgage Association, 6.890%, 8/3/2001	4,001,699

	TOTAL GOVERNMENT AGENCIES	34,188,228

Principal Amount or Shares		Value
	MUTUAL FUND--2.3%
5,330,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	5,330,000

	(2) REPURCHASE AGREEMENTS--15.8%
$20,000,000	Morgan Stanley Group, Inc., 5.300%, dated 2/28/2001, due 3/1/2001	20,000,000
17,030,000	State Street Corp., 5.300%, dated 2/28/2001, due 3/1/2001	17,030,000

	TOTAL REPURCHASE AGREEMENTS	37,030,000

	TOTAL INVESTMENTS (at amortized cost)	$234,714,640

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value
	(6) U.S. TREASURY BILLS--43.2%
$15,000,000	4.850% - 4.860%, 5/31/2001	$14,815,978
10,000,000	4.910% - 4.930%, 5/10/2001	9,904,333
11,000,000	4.920%, 5/17/2001	10,880,855
20,000,000	4.920% - 4.970%, 5/3/2001	19,826,925
15,000,000	4.960%, 4/19/2001	14,898,733
13,000,000	5.075% - 5.100%, 4/26/2001	12,897,676
15,000,000	5.680%, 3/29/2001	14,933,733
10,000,000	5.695%, 4/5/2001	9,944,632

	TOTAL U.S. TREASURY BILLS	108,102,865

	U.S. TREASURY NOTES--18.0%
10,000,000	5.000%, 4/30/2001	9,998,621
30,000,000	5.250% - 6.500%, 5/31/2001	30,013,060
5,000,000	5.625%, 5/15/2001	4,995,760

	TOTAL U.S. TREASURY NOTES	45,007,441

	MUTUAL FUND--2.4%
6,081,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	6,081,000

	(2) REPURCHASE AGREEMENTS--43.0%
$55,000,000	Morgan Stanley Group, Inc., 5.300%, dated 2/28/2001, due 3/1/2001	55,000,000
52,580,000	State Street Corp., 5.300%, dated 2/28/2001, due 3/1/2001	52,580,000

	TOTAL REPURCHASE AGREEMENTS	107,580,000

	TOTAL INVESTMENTS (at amortized cost)	$266,771,306

Notes to Portfolios of Investments

Hibernia Funds
February 28, 2001 (unaudited)

(1) Non-income producing.

(2) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(3) At February 28, 2001, 9.7% and 1.6% of the total investments at market value were subject to alternative minimum tax for Hibernia Louisiana Municipal Income Fund and Hibernia Total Return Bond Fund, respectively.

(4) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(5) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(6) These issues show the rate of discount at time of purchase.

(7) Rate shown represents yield to maturity.

The following abbreviations are used in these portfolios:

ADR	--American Depository Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PFA	--Public Facility Authority
REMIC	--Real Estate Mortgage Investment Conduit
SFM	--Single Family Mortgage
UT	--Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund Portfolio of Investments beneath the heading "Common Stock" represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Hibernia Funds	Cost of Investments	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets*
Capital Appreciation Fund	$209,794,049	$133,847,732	$143,302,630	$9,454,898	$343,925,993
Louisiana Municipal Income Fund	88,937,179	4,216,823	4,339,146	122,323	94,209,383
Mid Cap Equity Fund	27,806,422	4,885,068	6,499,307	1,614,239	32,716,460
Total Return Bond Fund	73,772,893	1,321,751	1,980,153	658,402	76,129,743
U.S. Government Income Fund	80,613,824	1,897,029	2,078,630	181,601	82,899,670
Cash Reserve Fund	234,714,640	--	--	--	234,268,626
U.S. Treasury Money Market Fund	266,771,306	--	--	--	250,401,830

* The categories of investments are shown as a percentage of net assets at February 28, 2001.

(See Notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities

Hibernia Funds
February 28, 2001 (unaudited)

	Capital Appreciation Fund		Louisiana Municipal Income Fund	Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$16,725,000		$--	$3,400,000
Investments in securities	326,916,781		93,154,002	29,291,490

Total investments in securities, at value	343,641,781		93,154,002	32,691,490
Cash	--		13,091	24,030
Income receivable	375,345		1,334,618	23,010
Receivable for shares sold	492,909		3,364	16,944

Total assets	344,510,035		94,505,075	32,755,474

Liabilities:
Payable for investment purchased	--		--	--
Payable for shares redeemed	6,383		42,011	1,000
Income distribution payable	--		210,304	--
Payable to bank	266,059		--	--
Accrued expenses	311,600		43,377	38,014

Total liabilities	584,042		295,692	39,014

Net Assets Consist of:
Paid-in capital	209,635,446		90,138,840	27,559,805
Net unrealized appreciation (depreciation) of investments	133,847,732		4,216,823	4,885,068
Accumulated net realized gain (loss) on investments	460,320		(131,733)	285,410
Undistributed net investment income (Distributions in excess of net investment income)	(17,505)		(14,547)	(13,823)

Total Net Assets	$343,925,993		$94,209,383	$32,716,460

Net Assets:	$326,959,817	(1)	$94,209,383	$29,092,091	(3)

	$16,966,176	(2)	--	$3,624,369	(4)

Shares Outstanding	14,680,840	(1)	8,468,452	2,217,485	(3)

	783,514	(2)	--	281,121	(4)

Total Shares Outstanding	15,464,354		8,468,452	2,498,606

Net Asset Value Per Share	$22.27	(1)	$11.12	$13.12	(3)

	$21.65	(2)	--	$12.89	(4)

Offering Price Per Share*	$23.32	(1)****	$11.46 ***	$13.74	(3)****

	$21.65	(2)	--	$12.89	(4)

Redemption Proceeds Per Share**	$22.27	(1)	$11.12	$13.12	(3)

	$20.46	(2)*****	--	$12.18	(4)*****

Investments, at identified cost	$209,794,049		$88,937,179	$27,806,422

	Total Return Bond Fund		U.S. Government Income Fund		Cash Reserve Fund		U.S. Treasury Money Market Fund
Assets:
Investments in repurchase agreements	$1,122,000		$4,307,000		$37,030,000		$107,580,000

Investments in securities	73,972,644		78,203,853		197,684,640		159,191,306
Total investments in securities, at value	75,094,644		82,510,853		234,714,640		266,771,306
Cash	52,524		--		247,535		--
Income receivable	1,147,987		751,269		347,311		700,952
Receivable for shares sold	34,430		16,755		47,654		40,372

Total assets	76,329,585		83,278,877		235,357,140		267,512,630

Liabilities:
Payable for investment purchased	--		--		102,740		14,898,733
Payable for shares redeemed	--		7,098		--		--
Income distribution payable	133,208		283,733		834,844		898,712
Payable to bank	--		54,400		--		1,201,206
Accrued expenses	66,634		33,976		150,930		112,149

Total liabilities	199,842		379,207		1,088,514		17,110,800

Net Assets Consist of:
Paid-in capital	75,159,944		84,635,762		234,268,626		250,401,830
Net unrealized appreciation (depreciation) of investments	1,321,751		1,897,029		--		--
Accumulated net realized gain (loss) on investments	(389,633)		(3,713,335)		--		--
Undistributed net investment income (Distributions in excess of net investment income)	37,681		80,214		--		--

Total Net Assets	$76,129,743		$82,899,670		$234,268,626		$250,401,830

Net Assets:	$76,129,743		$82,899,670		$234,083,424	(5)	$250,401,830

	--		--		$185,202	(6)	--

Shares Outstanding	7,553,330		8,098,711		234,083,424	(5)	250,401,830

	--		--		185,202	(6)	--

Total Shares Outstanding	7,553,330		8,098,711		234,268,626		250,401,830

Net Asset Value Per Share	$10.08		$10.24		$1.00	(5)	$1.00

	--		--		$1.00	(6)	--

Offering Price Per Share*	$10.39	***	$10.56	***	$1.00	(5)	$1.00

	--		--		$1.00	(6)	--

Redemption Proceeds Per Share**	$10.08		$10.24		$1.00	(5)	$1.00

	--		--		$.95	(6)*****	--

Investments, at identified cost	$73,772,893		$80,613,824		$234,714,640		$266,771,306

(1) Represents Class A Shares of Capital Appreciation Fund.	* See "What Do Shares Cost" in the Prospectus.
(2) Represents Class B Shares of Capital Appreciation Fund.	** See "How to Redeem and Exchange Shares" in the Prospectus.
(3) Represents Class A Shares of Mid Cap Equity Fund.	*** Computation of Offering Price: 100/97 of net asset value.
(4) Represents Class B Shares of Mid Cap Equity Fund.	**** Computation of Offering Price: 100/95.50 of net asset value.
(5) Represents Class A Shares of Cash Reserve Fund.	***** Computation of Redemption Proceeds: 94.50/100 of net asset value.
(6) Represents Class B Shares of Cash Reserve Fund.

(See Notes Which an integral part of the fanancial Statements)

Statements of Operations

Hibernia Funds
February 28, 2001 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity
Investment Income:
Dividends	$1,808,159	$--	$102,009
Interest	419,830	2,537,567	148,178

Total income	2,227,989	2,537,567	250,187

Expenses:
Investment adviser fee	1,349,571	204,257	115,851
Administrative personnel and services fee	196,379	49,540	24,793
Custodian fees	38,468	11,347	7,439
Transfer and dividend disbursing agent fees and expenses	49,124	15,394	33,958
Directors'/Trustees' fees	8,770	2,174	573
Auditing fees	9,638	6,896	6,825
Legal fees	2,519	2,631	2,952
Portfolio accounting fees	45,854	27,145	30,318
Distribution services fee	497,601 (1)	113,476	48,462 (2)
Shareholder services fee	23,872 (4)	--	4,922 (4)
Share registration costs	12,682	7,580	11,379
Printing and postage	5,093	5,415	4,998
Insurance premiums	900	454	370
Miscellaneous	5,023	3,388	2,064

Total expenses	2,245,494	449,697	294,904

Waivers--
Waiver of investment adviser fee	--	(104,398)	(30,894)
Waiver of distribution services fee	--	(45,390)	--

Total waivers	--	(149,788)	(30,894)

Net expenses	2,245,494	299,909	264,010

Net investment income (loss)	(17,505)	2,237,658	(13,823)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	460,169	(77,985)	1,414,998
Net change in unrealized appreciation (depreciation) of investments	(68,646,035)	2,507,252	(4,920,333)

Net realized and unrealized gain (loss) on investments	(68,185,866)	2,429,267	(3,505,335)

Change in net assets resulting from operations	$(68,203,371)	$4,666,925	$(3,519,158)

	Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund		U.S. Treasury Money Market Fund
Investment Income:
Dividends	$--	$--	$--		$--
Interest	2,666,535	2,773,236	6,827,478		7,091,523

Total income	2,666,535	2,773,236	6,827,478		7,091,523

Expenses:
Investment adviser fee	268,150	186,591	434,887		462,072
Administrative personnel and services fee	41,809	45,255	118,650		126,067
Custodian fees	9,577	10,366	24,224		25,583
Transfer and dividend disbursing agent fees and expenses	18,045	15,408	55,740		45,459
Directors'/Trustees' fees	1,992	2,052	4,024		6,013
Auditing fees	6,530	7,934	10,126		7,369
Legal fees	2,906	3,004	2,569		3,231
Portfolio accounting fees	22,994	22,312	33,362		28,231
Distribution services fee	95,768	103,662	272,166	(3)	--
Shareholder services fee	--	--	181	(4)	--
Share registration costs	6,878	6,388	14,058		16,623
Printing and postage	5,145	2,223	6,152		6,559
Insurance premiums	421	428	578		656
Miscellaneous	3,288	3,378	5,422		4,603

Total expenses	483,503	409,001	982,139		732,466

Waivers--
Waiver of investment adviser fee	(114,921)	(87,076)	--		--
Waiver of distribution services fee	--	(41,465)	--		--

Total waivers	(114,921)	(128,541)	--		--

Net expenses	368,582	280,460	982,139		732,466

Net investment income (loss)	2,297,953	2,492,776	5,845,339		6,359,057

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(228,339)	(59,875)	--		--
Net change in unrealized appreciation (depreciation) of investments	3,862,490	3,285,286	--		--

Net realized and unrealized gain (loss) on investments	3,634,151	3,225,411	--		--

Change in net assets resulting from operations	$5,932,104	$5,718,187	$5,845,339		$6,359,057

(1) Represents distribution services fee of $425,985 and $71,616, for Class A Shares and Class B Shares, respectively, of Capital Appreciation Fund.

(2) Represents distribution services fee of $33,695 and $14,767, for Class A Shares and Class B Shares, respectively, of Mid Cap Equity Fund.

(3) Represents distribution services fee of $271,624 and $542, for Class A Shares and Class B Shares, respectively, of Cash Reserves Fund.

(4) Represents shareholder services fee for Class B Shares.

(See Notes which are an integral part of the Financal Statements)

Statements of Changes in Net Assets

Hibernia Funds

	Capital Appreciation Fund				Louisiana Municipal Income Fund

	Six Months Ended (unaudited) February 28, 2001		Year Ended August 31, 2000		Six Months Ended (unaudited) February 28, 2001	Year Ended August 31, 2000
Increase (Decrease) in Net Assets
Operations:
Net investment income (operating loss)	$(17,505)		$(284,112)		$2,237,658	$4,560,160
Net realized gain (loss) on investments	460,169		11,081,568		(77,985)	390,871
Net change in unrealized appreciation (depreciation)	(68,646,035)		54,178,215		2,507,252	288,631

Change in net assets resulting from operations	(68,203,371)		64,975,671		4,666,925	5,239,662

Distributions to Shareholders:
Distributions from net investment income	--		--		(2,238,439)	(4,514,384)
Distributions from net realized gain on investments	(7,402,771	)(1)	(45,018,639	)(2)	(179,542)	(785,223)

Change in net assets from distributions to shareholders	(7,402,771)		(45,018,639)		(2,417,981)	(5,299,607)

Share Transactions:
Proceeds from sale of shares	16,147,277		39,107,458		6,709,295	17,582,830
Proceeds from shares issued in connection with the tax-free transfer of assets from Common Trust Funds	23,994,490		--		--	--
Net asset value of shares issued to shareholders in payment of distributions declared	6,458,910		36,019,524		1,001,564	2,086,704
Cost of shares redeemed	(28,299,859)		(65,163,271)		(9,433,978)	(18,627,931)

Change in net assets from share transactions	18,300,818		9,963,711		(1,723,119)	1,041,603

Change in net assets	(57,305,324)		29,920,743		525,825	981,658
Net Assets:
Beginning of period	401,231,317		371,310,574		93,683,558	92,701,900

End of period	$343,925,993		$401,231,317		$94,209,383	$93,683,558

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$(17,505)		$--		$(14,547)	$(13,766)

	Mid Cap Equity Fund			Total Return Bond Fund		U.S. Government Income Fund
	Six Months Ended (unaudited) February 28, 2001		Year Ended August 31, 2000	Six Months Ended (unaudited) February 28, 2001	Year Ended August 31, 2000	Six Months Ended (unaudited) February 28, 2001	Year Ended August 31, 2000
Increase (Decrease) in Net Assets
Operations:
Net investment income (operating loss)	$(13,823)		$(107,943)	$2,297,953	$4,730,804	$2,492,776	$5,044,545
Net realized gain (loss) on investments	1,414,998		2,403,184	(228,339)	(159,968)	(59,875)	(379,388)
Net change in unrealized appreciation (depreciation)	(4,920,333)		6,440,188	3,862,490	(342,153)	3,285,286	632,862

Change in net assets resulting from operations	(3,519,158)		8,735,429	5,932,104	4,228,683	5,718,187	5,298,019

Distributions to Shareholders:
Distributions from net investment income	--		--	(2,357,350)	(4,688,538)	(2,509,409)	(4,961,182)
Distributions from net realized gain on investments	(2,602,098	)(3)	--	--	--	--	--

Change in net assets from distributions to shareholders	(2,602,098)		--	(2,357,350)	(4,688,538)	(2,509,409)	(4,961,182)

Share Transactions:
Proceeds from sale of shares	9,595,012		8,541,269	2,685,907	9,371,719	4,789,619	15,087,001
Proceeds from shares issued in connection with the tax-free transfer of assets from Common Trust Funds	--		--	--	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,454,646		--	1,555,831	3,132,013	817,101	1,581,574
Cost of shares redeemed	(3,473,225)		(7,289,269)	(9,595,588)	(14,048,078)	(11,640,322)	(15,522,540)

Change in net assets from share transactions	8,576,433		1,252,000	(5,353,850)	(1,544,346)	(6,033,602)	1,146,035

Change in net assets	2,455,177		9,987,429	(1,779,096)	(2,004,201)	(2,824,824)	1,482,872
Net Assets:
Beginning of period	30,261,283		20,273,854	77,908,839	79,913,040	85,724,494	84,241,622

End of period	$32,716,460		$30,261,283	$76,129,743	$77,908,839	$82,899,670	$85,724,494

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$(13,823)		$--	$37,681	$97,078	$80,214	$96,847

(1) Represents gain distributions of $6,994,394 and $408,377 for Class A Shares and Class B Shares, respectively.

(2) Represents gain distributions of $42,763,726 and $2,254,913 for Class A Shares and Class B Shares, respectively.

(3) Represents gain distributions of $2,262,138 and $339,960 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

Hibernia Funds

	Cash Reserve Fund				U.S. Treasury Money Market Fund
	Six Months Ended (unaudited) February 28, 2001		Year Ended August 31, 2000		Six Months Ended (unaudited) February 28, 2001	Year Ended August 31, 2000
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,845,339		$10,234,906		$6,359,057	$10,486,982

Distributions to Shareholders:
Distributions from net investment income	(5,845,339	)(1)	(10,234,906	)(2)	(6,359,057)	(10,486,982)

Share Transactions:
Proceeds from sale of shares	246,570,615		475,130,928		598,582,198	841,757,963
Net asset value of shares issued to shareholders in payment of distributions declared	1,290,898		2,631,318		1,419,023	3,027,774
Cost of shares redeemed	(246,191,806)		(402,339,262)		(548,056,602)	(860,121,596)

Change in net assets from share transactions	1,669,707		75,422,984		51,944,619	(15,335,859)

Change in net assets	1,669,707		75,422,984		51,944,619	(15,335,859)
Net Assets:
Beginning of period	232,598,919		157,175,935		198,457,211	213,793,070

End of period	$234,268,626		$232,598,919		$250,401,830	$198,457,211

(1) Represents income distributions of $5,842,005 and $3,334 for Class A Shares and Class B Shares, respectively.

(2) Represents income distributions of $10,224,629 and $10,277 for Class A Shares and Class B Shares, respectively.

(See Notes which are an part of the financial Statements)

Financial Highlights

Hibernia Funds

(For a share outstanding throughout each period)

Year Ended August 31		Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gain on Investments	Distributions in Excess of Net Investment Income		Total Distributions
Capital Appreciation Fund--Class A Shares
1996		$ 16.09	0.19		2.62	2.81	(0.19)		(0.84)	--		(1.03)
1997		$ 17.87	0.15		6.51	6.66	(0.16)		(1.99)	--		(2.15)
1998		$ 22.38	0.08		1.09	1.17	(0.07)		(2.34)	--		(2.41)
1999		$ 21.14	0.01		7.73	7.74	(0.00	)(3)	(2.79)	(0.02	)(4)	(2.81)
2000		$ 26.07	(0.01)		4.50	4.49	--		(3.15)	--		(3.15)
2001	(5)	$ 27.41	0.00	(3)	(4.62)	(4.62)	--		(0.52)	--		(0.52)
Capital Appreciation Fund--Class B Shares
1997	(7)	$ 18.90	(0.01	)(8)	3.48	3.47	--		--	(0.05	)(4)	(0.05)
1998		$ 22.32	(0.06)		1.07	1.01	--		(2.34)	--		(2.34)
1999		$ 20.99	(0.16)		7.66	7.50	--		(2.79)	--		(2.79)
2000		$ 25.70	(0.18)		4.39	4.21	--		(3.15)	--		(3.15)
2001	(5)	$ 26.76	(0.09)		(4.50)	(4.59)	--		(0.52)	--		(0.52)
Louisiana Municipal Income Fund
1996		$ 10.99	0.60		(0.05)	0.55	(0.60)		--	--		(0.60)
1997		$ 10.94	0.57		0.28	0.85	(0.58)		--	--		(0.58)
1998		$ 11.21	0.56		0.32	0.88	(0.57)		(0.05)	(0.00	)(3)(4)	(0.62)
1999		$ 11.47	0.54		(0.54)	0.00	(0.54)		(0.08)	--		(0.62)
2000		$ 10.85	0.56		0.09	0.65	(0.55)		(0.10)	--		(0.65)
2001	(5)	$ 10.85	0.27		0.29	0.56	(0.27)		(0.02)	--		(0.29)
Mid Cap Equity Fund--Class A Shares
1998	(9)	$ 10.00	(0.01)		(1.85)	(1.86)	--		--	--		--
1999		$ 8.14	(0.05	)(8)	3.26	3.21	--		--	--		--
2000		$ 11.35	(0.05)		4.71	4.66	--		--	--		--
2001	(5)	$ 16.01	0.00	(3)	(1.60)	(1.60)	--		(1.29)	--		(1.29)
Mid Cap Equity Fund--Class B Shares
1998	(9)	$ 10.00	(0.01)		(1.86)	(1.87)	--		--	--		--
1999		$ 8.13	(0.13	)(8)	3.29	3.16	--		--	--		--
2000		$ 11.29	(0.11)		4.63	4.52	--		--	--		--
2001	(5)	$ 15.81	(0.04)		(1.59)	(1.63)	--		(1.29)	--		(1.29)
Total Return Bond Fund
1996		$ 10.05	0.56		(0.27)	0.29	(0.57)		--	--		(0.57)
1997		$ 9.77	0.60		0.23	0.83	(0.61)		--	--		(0.61)
1998		$ 9.99	0.58		0.35	0.93	(0.58)		(0.07)	(0.00	)(3)(4)	(0.65)
1999		$ 10.27	0.58		(0.57)	0.01	(0.57)		(0.03)	--		(0.60)
2000		$ 9.68	0.59		(0.07)	0.52	(0.58)		--	--		(0.58)
2001	(5)	$ 9.62	0.29		0.47	0.76	(0.30)		--	--		(0.30)

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Expenses		Net Investment Income (Loss)		Expense Waiver/ Reimbursement(2)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$17.87	18.03%	1.24%		1.08%		--		$ 169,648	69%
$22.38	39.56%	1.24%		0.72%		--		$ 283,040	62%
$21.14	5.12%	1.21%		0.32%		--		$ 279,778	62%
$26.07	38.35%	1.22%		0.03%		--		$ 352,876	44%
$27.41	18.55%	1.20%		(0.04%)		--		$ 380,073	8%
$22.27	(17.05%)	1.21	%(6)	0.03	%(6)	--		$ 326,960	1%

$22.32	18.40%	1.99	%(6)	(0.09	%)(6)	--		$ 4,635	62%
$20.99	4.36%	1.96%		(0.44%)		--		$ 10,840	62%
$25.70	37.35%	1.98%		(0.73%)		--		$ 18,435	44%
$26.76	17.65%	1.95%		(0.79%)		--		$ 21,159	8%
$21.65	(17.35%)	1.96	%(6)	(0.72	%)(6)	--		$ 16,966	1%

$10.94	5.04%	0.74%		5.37%		0.08%		$ 65,717	17%
$11.21	8.31%	0.69%		5.19%		0.08%		$ 101,441	17%
$11.47	8.04%	0.66%		4.94%		0.08%		$ 98,711	24%
$10.85	(0.08%)	0.66%		4.77%		0.29%		$ 92,702	17%
$10.85	6.23%	0.67%		5.20%		0.33%		$ 93,684	12%
$11.12	5.25%	0.66	%(6)	4.93	%(6)	0.33%	(6)	$ 94,209	5%

$ 8.14	(18.60%)	1.89	%(6)	(0.48	%)(6)	0.20%	(6)	$ 13,422	1%
$11.35	39.43%	1.76%		(0.44%)		0.70%		$ 18,283	55%
$16.01	41.06%	1.72%		(0.35%)		0.23%		$ 26,171	32%
$13.12	(10.29%)	1.61	%(6)	0.01	%(6)	0.20%	(6)	$ 29,092	13%

$ 8.13	(18.70%)	2.76	%(6)	(1.22	%)(6)	0.17%	(6)	$ 567	1%
$11.29	38.87%	2.51%		(1.21%)		0.63%		$ 1,990	55%
$15.81	40.04%	2.47%		(1.10%)		0.23%		$ 4,090	32%
$12.89	(10.63%)	2.36	%(6)	(0.75	%)(6)	0.20%	(6)	$ 3,624	13%

$ 9.77	2.90%	1.29%		5.57%		--		$ 71,188	38%
$ 9.99	8.71%	1.29%		6.00%		--		$ 71,867	65%
$10.27	9.51%	1.08%		5.66%		0.17%		$ 79,957	31%
$ 9.68	(0.03%)	0.99%		5.69%		0.30%		$ 79,913	20%
$ 9.62	5.53%	0.98%		6.04%		0.30%		$ 77,909	11%
$10.08	8.03%	0.96	%(6)	6.00	%(6)	0.30%	(6)	$ 76,130	4%

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Amount is less than $0.01 per share.

(4) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(5) Six months ended February 28, 2001 (unaudited).

(6) Computed on an annualized basis.

(7) Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

(8) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

(9) Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights--continued

Hibernia Funds

(For a share outstanding throughout each period)
Year Ended August 31		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain/(Loss) on Investment Transactions	Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments	Distributions in Excess of Net Investment Income	Total Distributions
U.S. Government Income Fund
1996		$ 10.14	0.67	(0.30)	0.37	(0.69)	--	--	(0.69)
1997		$ 9.82	0.62	0.18	0.80	(0.64)	--	--	(0.64)
1998		$ 9.98	0.61	0.34	0.95	(0.60)	--	--	(0.60)
1999		$ 10.33	0.57	(0.52)	0.05	(0.57)	--	--	(0.57)
2000		$ 9.81	0.58	0.03	0.61	(0.57)	--	--	(0.57)
2001	(3)	$ 9.85	0.30	0.39	0.69	(0.30)	--	--	(0.30)
Cash Reserve Fund--Class A Shares
1996		$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1997		$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1998		$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1999		$ 1.00	0.04	--	0.04	(0.04)	--	--	(0.04)
2000		$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
2001	(3)	$ 1.00	0.03	--	0.03	(0.03)	--	--	(0.03)
Cash Reserve Fund--Class B Shares
1999	(5)	$ 1.00	0.03	--	0.03	(0.03)	--	--	(0.03)
2000		$ 1.00	0.04	--	0.04	(0.04)	--	--	(0.04)
2001	(3)	$ 1.00	0.02	--	0.02	(0.02)	--	--	(0.02)
U.S. Treasury Money Market Fund
1996		$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1997		$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1998		$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
1999		$ 1.00	0.04	--	0.04	(0.04)	--	--	(0.04)
2000		$ 1.00	0.05	--	0.05	(0.05)	--	--	(0.05)
2001	(3)	$ 1.00	0.03	--	0.03	(0.03)	--	--	(0.03)

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Expenses		Net Investment Income (Loss)		Expense Waiver/ Reimbursement(2)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$ 9.82	3.72%	0.87%		6.64%		0.06%		$ 37,544	27%
$ 9.98	8.39%	0.88%		6.31%		0.06%		$ 59,438	72%
$ 10.33	9.74%	0.73%		5.98%		0.06%		$ 83,535	44%
$ 9.81	0.41%	0.70%		5.55%		0.27%		$ 84,242	24%
$ 9.85	6.47%	0.68%		5.96%		0.31%		$ 85,724	15%
$ 10.24	7.12%	0.68%	(4)	6.01%	(4)	0.31%	(4)	$ 82,900	11%

$ 1.00	4.79%	0.87%		4.69%		--		$ 168,344	--
$ 1.00	4.70%	0.89%		4.59%		--		$ 150,377	--
$ 1.00	4.82%	0.89%		4.72%		--		$ 149,219	--
$ 1.00	4.23%	0.92%		4.16%		--		$ 157,099	--
$ 1.00	5.10%	0.94%		5.03%		--		$ 232,410	--
$ 1.00	2.70%	0.90%	(4)	5.38%	(4)	--		$ 234,083	--

$ 1.00	3.37%	1.67%	(4)	3.35%	(4)	--		$ 77	--
$ 1.00	4.31%	1.69%		4.27%		--		$ 189	--
$ 1.00	2.32%	1.65%	(4)	4.62%	(4)	--		$ 185	--

$ 1.00	5.08%	0.44%		4.95%		0.22%		$ 136,068	--
$ 1.00	4.92%	0.50%		4.81%		0.14%		$ 154,624	--
$ 1.00	4.89%	0.63%		4.78%		--		$ 175,133	--
$ 1.00	4.23%	0.63%		4.14%		--		$ 213,793	--
$ 1.00	5.15%	0.63%		4.99%		--		$ 198,457	--
$ 1.00	2.79%	0.63%	(4)	5.50%	(4)	--		$ 250,402	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Six months ended February 28, 2001 (unaudited).

(4) Computed on an annualized basis.

(5) Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.

(See Notes which are an integral part of the financial Statements)

Combined Notes to Financial Statements

Hibernia Funds
February 28, 2001 (unaudited)

(1) ORGANIZATION

Hibernia Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
Hibernia Capital Appreciation Fund ("Capital Appreciation Fund")	diversified	provide growth of capital and income.
Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana.
Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund")	diversified	total return.
Hibernia Total Return Bond Fund ("Total Return Bond Fund")	diversified	maximize total return.
Hibernia U. S. Government Income Fund ("U. S. Government Income Fund")	diversified	provide current income.
Hibernia Cash Reserve Fund ("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal.
Hibernia U. S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On February 12, 2001, Capital Appreciation Fund acquired all of the net assets of BTC Equity Growth, BTC Equity Income and BTC American Core Equity Common Trust Funds in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	Common Trust Funds Net Assets Received	Unrealized Appreciation (1)
1,020,174	$23,994,490	$14,328,813

Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$339,364,964	$23,994,490	$363,359,454

(1) Unrealized Appreciation is included in the Common Trust Funds' net assets acquired above.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations-- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U. S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve and U. S. Treasury Money Market Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U. S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements-- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes-- It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, Total Return Bond Fund and U. S. Government Income Fund for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year
Fund	2003	2004	2005	2008	Total Tax Loss Carryforward
Total Return Bond Fund	$--	$--	$--	$2,538	$2,538
U. S. Government Income Fund	1,349,514	1,298,006	553,828	77,409	3,278,757

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	613,359	$15,260,429	1,406,932	$35,766,858
Shares issued in connection with the tax-free exchange of assets from Common Trust Funds	1,020,174	23,994,490	--	--
Shares issued to shareholders in payment of distributions declared	245,750	6,055,274	1,369,456	33,784,477
Shares redeemed	(1,067,154)	(26,848,645)	(2,443,058)	(61,364,688)

Net change resulting from Class A Share transactions	812,129	$18,461,548	333,330	$8,186,647

	Capital Appreciation Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	36,736	$886,848	132,715	$ 3,340,600
Shares issued to shareholders in payment of distributions declared	16,811	403,636	92,243	2,235,047
Shares redeemed	(60,587)	(1,451,214)	(151,821)	(3,798,583)

Net change resulting from Class B Share transactions	(7,040)	$(160,730)	73,137	$ 1,777,064

Net change resulting from Fund Share transactions	805,089	$18,300,818	406,467	$ 9,963,711

	Louisiana Municipal Income Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	606,156	$ 6,709,295	1,657,813	$ 17,582,830
Shares issued to shareholders in payment of distributions declared	91,599	1,001,564	197,207	2,086,704
Shares redeemed	(866,116)	(9,433,978)	(1,763,257)	(18,627,931)

Net change resulting from Fund Share transactions	(168,361)	$ (1,723,119)	91,763	$ 1,041,603

	Mid Cap Equity Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	632,845	$ 9,063,058	500,445	$ 6,674,565
Shares issued to shareholders in payment of distributions declared	155,686	2,115,768	--	--
Shares redeemed	(205,462)	(2,921,347)	(477,128)	(6,489,709)

Net change resulting from Class A Share transactions	583,069	$ 8,257,479	23,317	$ 184,856

	Mid Cap Equity Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	37,791	$ 531,954	140,273	$ 1,866,704
Shares issued to shareholders in payment of distributions declared	25,327	338,878	--	--
Shares redeemed	(40,616)	(551,878)	(57,925)	(799,560)

Net change resulting from Class B Share transactions	22,502	$ 318,954	82,348	$ 1,067,144

Net change resulting from Fund Share transactions	605,571	$ 8,576,433	105,665	$ 1,252,000

	Total Return Bond Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	272,514	$ 2,685,907	979,589	$ 9,371,719
Shares issued to shareholders in payment of distributions declared	158,761	1,555,831	327,748	3,132,013
Shares redeemed	(972,989)	(9,595,588)	(1,471,325)	(14,048,078)

Net change resulting from Fund Share transactions	(541,714)	$ (5,353,850)	(163,988)	$ (1,544,346)

	U. S. Government Income Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	478,342	$ 4,789,619	1,547,674	$ 15,087,001
Shares issued to shareholders in payment of distributions declared	81,617	817,101	162,472	1,581,574
Shares redeemed	(1,163,568)	(11,640,322)	(1,594,640)	(15,522,540)

Net change resulting from Fund Share transactions	(603,609)	$ (6,033,602)	115,506	$ 1,146,035

MONEY MARKET FUNDS

	Cash Reserve Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	246,459,495	$246,459,495	474,803,897	$474,803,897
Shares issued to shareholders in payment of distributions declared	1,288,025	1,288,025	2,621,290	2,621,290
Shares redeemed	(246,074,383)	(246,074,383)	(402,114,063)	(402,114,063)

Net change resulting from Class A Share transactions	1,673,137	$1,673,137	75,311,124	$75,311,124

	Cash Reserve Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	111,120	$ 111,120	327,031	$ 327,031
Shares issued to shareholders in payment of distributions declared	2,873	2,873	10,028	10,028
Shares redeemed	(117,423)	(117,423)	(225,199)	(225,199)

Net change resulting from Class B Fund Share transactions	(3,430)	$ (3,430)	111,860	$ 111,860

Net change resulting from Fund Share transactions	1,669,707	$ 1,669,707	75,422,984	$ 75,422,984

	U. S. Treasury Money Market Fund
	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	598,582,198	$598,582,198	841,757,963	$841,757,963
Shares issued to shareholders in payment of distributions declared	1,419,023	1,419,023	3,027,774	3,027,774
Shares redeemed	(548,056,602)	(548,056,602)	(860,121,596)	(860,121,596)

Net change resulting from Fund Share transactions	51,944,619	$51,944,619	(15,335,859)	$(15,335,859)

(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on a percentage of each Funds' average daily net assets as follows:

Fund	Annual Rate
Capital Appreciation Fund	0. 75%
Louisiana Municipal Income Fund	0. 45%
Mid Cap Equity Fund	0. 75%
Total Return Bond Fund	0. 70%
U. S. Government Income Fund	0. 45%
Cash Reserve Fund	0. 40%
U. S. Treasury Money Market Fund	0. 40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the reporting period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the six months ended February 28, 2001, the U. S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0. 25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Custodian Fees--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Other Affiliated Parties and Transaction--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds. As of February 28, 2001, Louisiana Municipal Income Fund owned 0.03% of outstanding shares of Federated Tax-Free Obligations Fund, Institutional Shares, which is distributed by an affiliate of the Fund's distributor.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2001, were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$ 4,805,167	$ 15,747,827
Louisiana Municipal Income Fund	$ 7,874,102	$ 4,700,470
Mid Cap Equity Fund	$ 8,264,963	$ 3,443,425
Total Return Bond Fund	$ 3,018,484	$ 8,239,099
U. S. Government Income Fund	$ 9,259,897	$ 16,315,176

These amounts include purchases and sales of long-term U. S. government securities for the six months ended February 28, 2001 as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$ 2,875,756	$ --
Total Return Bond Fund	$ 3,018,484	$ 5,139,805
U. S. Government Income Fund	$ 9,259,897	$ 13,384,361

(6) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2001, 78.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 23.4% of total investments.

HIBERNIA FUNDS

Trustees and Officers
TRUSTEES	OFFICERS
Edward C. Gonzales	Edward C. Gonzales President and Treasurer
Robert L. diBenedetto, M.D.	Jeffrey W. Sterling Vice President and Assistant Treasurer
Arthur Rhew Dooley, Jr.	Peter J. Germain Secretary
J. Gordon Reische	Timothy S. Johnson Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor of the funds

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